Income tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax

15 Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, SIMPPLE is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payment of dividends to shareholders.

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For years ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Tax expense attributable to income (loss) is made up of:
Current income tax	118,681	23,086	(368,542)	(269,757)

Loss before tax	(668,831)	(7,547,787)	(4,301,507)	(3,148,519)

Tax calculated at tax rate @17%	(113,701)	(1,283,124)	(731,257)	(535,248)
Effects of:
- Effect of tax rates in foreign jurisdiction	-	930,664	141,421	103,514
- Tax effect on expense not deductible for tax purposes	197,279	129,502	149,973	109,775
- Income not subject to tax	-	-	(12,096)	(8,854)
- Singapore statutory stepped income exemption	(17,425)	-	-	-
- Utilization of capital allowance	(68)	(1,041)	-	-
- Recognition of tax effect of previously unrecognized tax losses	-	(15,809)	-	-
- Deferred tax assets on temporary differences not recognized	250,371	239,808	461,877	338,073
- Under provision of current taxation in respect of prior year	(197,775)	23,086	(368,542)	(269,757)
- Others	-	-	(9,918)	(7,260)
Tax charge	118,681	23,086	(368,542)	(269,757)

As of December 31, 2023 and 2024, the Company has tax loss carry forwards of approximately S$1,869,036 and S$4,833,862 respectively. The related benefits have not been recognized in the financial statements. This is due to the unpredictability of future profit streams. The realization of the future income tax benefits from the above is available for an unlimited future period subject to the conditions imposed by law including the retention of majority shareholders as defined.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS